Commitments and Contingencies (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total
Commitments
2013	209,917,000
2014	22,747,000
2015	5,501,000
2016	3,448,000
Beyond 2016	15,228,000
Total	256,841,000
Rent expense - additional disclosures
Rental expenses	59,800,000	50,500,000	42,200,000
Rental Commitments
Commitments
2013	47,193,000
2014	16,188,000
2015	4,134,000
2016	2,162,000
Beyond 2016	14,295,000
Total	83,972,000
Server Custody Fee Commitments
Commitments
2013	24,003,000
2014	1,544,000
2015	289,000
2016	289,000
Beyond 2016	96,000
Total	26,221,000
Capital Commitments
Commitments
2013	87,197,000
Total	87,197,000
Office Machines and Other Commitments
Commitments
2013	51,524,000
2014	5,015,000
2015	1,078,000
2016	997,000
Beyond 2016	837,000
Total	59,451,000